Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2018	$616,363	$(454,349)	$—	$162,014
Other comprehensive income (loss)	(106,781)	79,022	—	(27,759)
December 31, 2019	509,582	(375,327)	—	134,255
Other comprehensive income (loss)	(25,925)	23,853	5,398	3,326
December 31, 2020	$483,657	$(351,474)	$5,398	$137,581